Description of Organization and Business Operations (Details - Narrative)	1 Months Ended
Oct. 15, 2020 USD ($) $ / shares shares
Price per share | $ / shares	$ 10.10
Aggregate fair market value description	The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Upon the closing of the Proposed Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Proposed Public Offering
Per share description	In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.10. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company's independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a "Target"), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.10 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.10 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) not will it apply to any claims under the Company's indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act").
Trust Agreement [Member] | Continental Stock Transfer & Trust Company [Member]
Price per share | $ / shares	$ 0.025
Deposit into trust account | $	$ 125,000
Possible business combination, value | $	250,000
Minimum [Member]
Net tangible assets | $	5,000,001
Maximum [Member]
Dissolution expenses | $	$ 50,000
Class A Common Stock [Member]
Common stock, par value | $ / shares	$ 0.0001
Proposed Public Offering [Member]
Shares issued during the period | shares	5,000,000
Price per share | $ / shares	$ 10.00
Over-Allotment Option [Member]
Shares issued during the period | shares	5,750,000
Sale of warrants during the period | shares	2,800,000
Over-Allotment Option [Member] | Trust Agreement [Member] | Continental Stock Transfer & Trust Company [Member]
Price per share | $ / shares	$ 0.025
Deposit into trust account | $	$ 143,750
Possible business combination, value | $	$ 287,500
Private Placement Warrant [Member]
Price per share | $ / shares	$ 1.00
Sale of warrants during the period | shares	2,500,000